Capital Stock - (Unrecognized Compensation Cost) (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	$ 42.8
Weighted Average Remaining Years	1 year 7 months 6 days
LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	$ 56.8
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Years	1 year 6 months
Stock Options | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	$ 2.3
Weighted Average Remaining Years	1 year 6 months
Restricted Share Units (RSUs) and Restricted Stock | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	$ 54.5
Weighted Average Remaining Years	1 year 6 months